Acquisitions and divestitures - Pro Forma information (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Business Acquisition [Line Items]
Revenue		€ 16,133		€ 156,263
Net loss		€ (20,639)		€ (235,340)
Accounting Policies, Fair Value Adjustment, And Acquisition Related Costs
Business Acquisition [Line Items]
Net loss	€ 100		€ 300